Accounts Receivable Net	12 Months Ended
Dec. 31, 2021
Accounts Receivable Net
Note 4 - Accounts receivable, net

Note 4 - Accounts receivable, net

Accounts receivable, net consisted of the following as of the date indicated:

	December 31, 2021	December 31, 2020
Accounts receivable	$101,179	$208,341
Accounts receivable - related parties	$265,010	$451,030
Less: allowance for doubtful accounts	$101,179	$177,716
Total accounts receivable, net	$265,010	$481,656

During the year ended December 31, 2021, the Company wrote off $76,537 of uncollectible accounts receivable against allowance for doubtful accounts. Bad debt expenses were $0, $95,736 and $125,180 for the years ended December 31, 2021, 2020 and 2019, respectively.